Risk Management - Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	$ 13,899		$ 22,519	$ 21,205	$ 25,058
Marketable securities	1,136	$ 1,949	1,771
AAA credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Marketable securities	1
AA credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	811		752
Marketable securities			609
A credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	8,421		14,864
BBB credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	51		801
BB credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	2,599		3,566
B Credit Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	2		4
AAA.br credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	706		126
Marketable securities	1,077
AA.br credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	1,299		818
Marketable securities	58
A Point Br Credit Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents			1,239
Bb Point Br Credit Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents			317
Marketable securities			1,162
Other ratings [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash and cash equivalents	$ 10		$ 32